Share-Based compensation - Black and Scholes model (Details)	6 Months Ended
Jun. 30, 2024 Y € / shares
Plan 2016 (grant 2018)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	66.92%
Risk-free interest rate	0.35%
Expected life | Y	3
Exercise price	€ 5.17
Stock price	1.09
Fair value	€ 0.10
Plan 2018 (grant 2018)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	56.32%
Risk-free interest rate	(0.20%)
Expected life | Y	3
Exercise price	€ 6.52
Stock price	10.24
Fair value	€ 5.30
Plan 2018 (grant 2020)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	56.32%
Risk-free interest rate	(0.20%)
Expected life | Y	3
Exercise price	€ 11.94
Stock price	10.20
Fair value	€ 3.31
Plan 2020 (grant 2020)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	56.32%
Risk-free interest rate	(0.20%)
Expected life | Y	3
Exercise price	€ 11.94
Stock price	10.20
Fair value	€ 3.31
Plan 2021 (grant Sept 17 2021)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	51.30%
Risk-free interest rate	(0.36%)
Expected life | Y	3
Exercise price	€ 25.31
Stock price	25.75
Fair value	€ 9.22
Plan 2021 (grant Oct 27 2021)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	51.50%
Risk-free interest rate	(0.18%)
Expected life | Y	3
Exercise price	€ 25.31
Stock price	20.50
Fair value	€ 5.94
Plan 2021 (grant Feb 21 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	49.80%
Risk-free interest rate	0.37%
Expected life | Y	3
Exercise price	€ 17.76
Stock price	17.50
Fair value	€ 6.05
Plan 2021 (grant Feb 21 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	49.80%
Risk-free interest rate	0.37%
Expected life | Y	3
Exercise price	€ 25.31
Stock price	17.50
Fair value	€ 4.15
Plan 2021 (grant Feb 21 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	49.80%
Risk-free interest rate	0.50%
Expected life | Y	4
Exercise price	€ 17.76
Stock price	17.50
Fair value	€ 6.90
Plan 2021 (grant May 14 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	49.80%
Risk-free interest rate	1.06%
Expected life | Y	3
Exercise price	€ 13.82
Stock price	13.82
Fair value	€ 4.94
Plan 2021 (grant June 8 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	52.60%
Risk-free interest rate	1.60%
Expected life | Y	3
Exercise price	€ 12.95
Stock price	13.34
Fair value	€ 5.21
Plan 2021 (grant Aug 8 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	53.71%
Risk-free interest rate	1.39%
Expected life | Y	3
Exercise price	€ 9.66
Stock price	9.75
Fair value	€ 3.79
Plan 2021 (grant Aug 8 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	53.97%
Risk-free interest rate	1.45%
Expected life | Y	4
Exercise price	€ 9.66
Stock price	9.75
Fair value	€ 4.32
Plan 2021 (grant March 24 2023)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	52.00%
Risk-free interest rate	3.20%
Expected life | Y	3
Exercise price	€ 5.42
Stock price	6.70
Fair value	€ 3.09
Plan 2021 (grant April 12 2023)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	52.00%
Risk-free interest rate	3.24%
Expected life | Y	3
Exercise price	€ 6.36
Stock price	7.08
Fair value	€ 3.04
Plan 2021 (grant June 14 2023)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	51.28%
Risk-free interest rate	3.36%
Expected life | Y	3
Exercise price	€ 7.19
Stock price	7.10
Fair value	€ 2.75
Plan 2022 (grant June 14 2023)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	51.28%
Risk-free interest rate	3.36%
Expected life | Y	3
Exercise price	€ 7.19
Stock price	7.10
Fair value	€ 2.75
Plan 2022 (grant Oct 20 2023)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	50.00%
Risk-free interest rate	3.55%
Expected life | Y	3
Exercise price	€ 5.92
Stock price	5.60
Fair value	€ 2.07
Plan 2022 (grant Feb 01 2024)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	62.20%
Risk-free interest rate	2.63%
Expected life | Y	3
Exercise price	€ 5.24
Stock price	9.96
Fair value	€ 6.26
Plan 2022 (grant Apr 21 2024)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	65.50%
Risk-free interest rate	3.08%
Expected life | Y	3
Exercise price	€ 9.04
Stock price	9.20
Fair value	€ 4.40
Plan 2021 (grant Sept 2021)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	52.00%
Risk-free interest rate	3.25%
Expected life | Y	2
Exercise price	€ 5.42
Stock price	6.68
Fair value	2.48
Incremental Fair value	€ 2.38
Plan 2021 (grant Oct 2021)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	52.00%
Risk-free interest rate	3.25%
Expected life | Y	2
Exercise price	€ 5.42
Stock price	6.68
Fair value	2.52
Incremental Fair value	€ 2.40
Plan 2021 (grant Feb 21 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	52.00%
Risk-free interest rate	3.03%
Expected life | Y	3
Exercise price	€ 5.42
Stock price	6.68
Fair value	3.05
Incremental Fair value	€ 2.23
Plan 2021 (grant Feb 21 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	52.00%
Risk-free interest rate	3.17%
Expected life | Y	2
Exercise price	€ 5.42
Stock price	6.68
Fair value	2.67
Incremental Fair value	€ 2.23
Plan 2021 (grant Feb 21 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	52.00%
Risk-free interest rate	3.36%
Expected life | Y	2
Exercise price	€ 5.42
Stock price	6.68
Fair value	2.49
Incremental Fair value	€ 2.38
Plan 2021 (grant May 14 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	52.00%
Risk-free interest rate	3.13%
Expected life | Y	2
Exercise price	€ 5.42
Stock price	6.68
Fair value	2.75
Incremental Fair value	€ 1.92
Plan 2021 (grant Aug 8 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	52.00%
Risk-free interest rate	3.13%
Expected life | Y	3
Exercise price	€ 5.42
Stock price	6.68
Fair value	2.87
Incremental Fair value	€ 1.28
Plan 2021 (grant Aug 8 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	52.00%
Risk-free interest rate	2.98%
Expected life | Y	4
Exercise price	€ 5.42
Stock price	6.68
Fair value	3.21
Incremental Fair value	€ 1.19